COMMUNITY CAPITAL TRUST

CCM Alternative Income Fund (the “Fund”)

Institutional Shares (CCMNX)

Incorporated herein by reference is a supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 16, 2018 (SEC Accession No. 0001398344-18-002564).